Mineral Properties, Plant and Equipment - Rollforward of Carrying Value (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Carrying value, beginning	$ 2,226.4	$ 2,344.5
Additions	433.2	300.6
Yamana acquisition (Note 8)	5,054.4
Net smelter return royalties acquired (Note 9)	101.1
Disposals	(8.0)	(17.1)
Disposition of subsidiaries (Note 9)	(1,578.5)
Depreciation, property, plant and equipment	(486.0)	(321.0)
Depreciation charge captured in inventory	(0.2)	(19.5)
Impairment charges	(78.6)	(99.1)
Transfers	0.0	0.0
Closure and decommissioning – changes in estimate (Note 19)	11.3	38.0
Carrying value, ending	5,675.1	2,226.4
Cost	9,619.6
Depreciation and amortization included in mine care and maintenance	1.8	5.1
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Carrying value, beginning	5,863.7
Carrying value, ending	9,619.7	5,863.7
Accumulated depreciation and impairments
Disclosure of detailed information about property, plant and equipment [line items]
Carrying value, beginning	(3,637.3)
Carrying value, ending	(3,944.5)	(3,637.3)
Other property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Carrying value, beginning	393.0	474.7
Additions	71.5	20.5
Yamana acquisition (Note 8)	707.1
Net smelter return royalties acquired (Note 9)	0.0
Disposals	(6.5)	(5.8)
Disposition of subsidiaries (Note 9)	0.0
Depreciation, property, plant and equipment	(187.0)	(113.3)
Depreciation charge captured in inventory	0.0	0.0
Impairment charges	(46.5)	(24.9)
Transfers	66.7	41.8
Closure and decommissioning – changes in estimate (Note 19)	0.0	0.0
Carrying value, ending	998.3	393.0
Cost	2,052.6
Other property, plant and equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Carrying value, beginning	1,281.4
Carrying value, ending		1,281.4
Other property, plant and equipment | Accumulated depreciation and impairments
Disclosure of detailed information about property, plant and equipment [line items]
Carrying value, beginning	(888.4)
Carrying value, ending	(1,054.3)	(888.4)
Depletable, Reserves and Resources | Mining property
Disclosure of detailed information about property, plant and equipment [line items]
Carrying value, beginning	962.7	1,115.9
Additions	315.5	237.3
Yamana acquisition (Note 8)	1,474.1
Net smelter return royalties acquired (Note 9)	0.0
Disposals	(1.4)	(11.3)
Disposition of subsidiaries (Note 9)	0.0
Depreciation, property, plant and equipment	(297.2)	(201.3)
Depreciation charge captured in inventory	(0.2)	(19.5)
Impairment charges	10.3	(73.7)
Transfers	(62.6)	(122.7)
Closure and decommissioning – changes in estimate (Note 19)	11.3	38.0
Carrying value, ending	2,412.5	962.7
Cost	4,348.5
Depletable, Reserves and Resources | Mining property | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Carrying value, beginning	3,123.6
Carrying value, ending		3,123.6
Depletable, Reserves and Resources | Mining property | Accumulated depreciation and impairments
Disclosure of detailed information about property, plant and equipment [line items]
Carrying value, beginning	(2,160.9)
Carrying value, ending	(1,936.0)	(2,160.9)
Non-depletable, Reserves and Resources | Mining property
Disclosure of detailed information about property, plant and equipment [line items]
Carrying value, beginning	442.2	327.4
Additions	21.0	42.8
Yamana acquisition (Note 8)	2,667.8
Net smelter return royalties acquired (Note 9)	0.0
Disposals	0.0	0.0
Disposition of subsidiaries (Note 9)	(1,436.4)
Depreciation, property, plant and equipment	(1.8)	(6.4)
Depreciation charge captured in inventory	0.0	0.0
Impairment charges	(42.4)	(0.5)
Transfers	(18.3)	78.9
Closure and decommissioning – changes in estimate (Note 19)	0.0	0.0
Carrying value, ending	1,632.1	442.2
Cost	2,531.4
Non-depletable, Reserves and Resources | Mining property | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Carrying value, beginning	617.4
Carrying value, ending		617.4
Non-depletable, Reserves and Resources | Mining property | Accumulated depreciation and impairments
Disclosure of detailed information about property, plant and equipment [line items]
Carrying value, beginning	(175.2)
Carrying value, ending	(899.3)	(175.2)
Non-depletable, Exploration and Evaluation | Mining property
Disclosure of detailed information about property, plant and equipment [line items]
Carrying value, beginning	428.5	426.5
Additions	25.2	0.0
Yamana acquisition (Note 8)	205.4
Net smelter return royalties acquired (Note 9)	101.1
Disposals	(0.1)	0.0
Disposition of subsidiaries (Note 9)	(142.1)
Depreciation, property, plant and equipment	0.0	0.0
Depreciation charge captured in inventory	0.0	0.0
Impairment charges	0.0	0.0
Transfers	14.2	2.0
Closure and decommissioning – changes in estimate (Note 19)	0.0	0.0
Carrying value, ending	632.2	428.5
Cost	687.1
Non-depletable, Exploration and Evaluation | Mining property | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Carrying value, beginning	841.3
Carrying value, ending		841.3
Non-depletable, Exploration and Evaluation | Mining property | Accumulated depreciation and impairments
Disclosure of detailed information about property, plant and equipment [line items]
Carrying value, beginning	(412.8)
Carrying value, ending	$ (54.9)	$ (412.8)